Summary of Significant Accounting Policies - Schedule of Estimated Useful Life of Property Plant and Equipment (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Computer Equipment [Member]
Property and equipment estimated useful lives	5 years	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Property and equipment estimated useful lives	5 years	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Property and equipment estimated useful lives	8 years	8 years